Employee Benefits, Benefits Recognized in Cumulative OCI and Weighted-Average Assumptions in Determining Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits and Other Expenses Textual [Abstract]
Net actuarial loss to be amortized from accumulated other comprehensive income into net periodic benefit cost in the next twelve months	$ 127
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Health care cost trend rate assumed for next fiscal year, projected benefit obligation	9.00%
Ultimate health care cost trend rate, projected benefit obligation	4.50%
Year that rate reaches ultimate health care cost trend rate, projected benefit obligation	2026
Health care cost trend rate assumed for next fiscal year, periodic benefit cost	8.90%
Ultimate health care cost trend rate, periodic benefit cost	4.50%
Year that rate reaches ultimate health care cost trend rate, periodic benefit cost	2026
Increase in benefit obligation due to increasing assumed health care trend by one percentage point	$ 13
Increase in total interest cost and service cost components of the net periodic benefit cost due to increasing assumed health care trend by one percentage point	1
Decrease in benefit obligation due to decreasing assumed health care trend by one percentage point	11
Decrease in total interest cost and service cost components of the net periodic benefit cost due to decreasing assumed health care trend by one percentage point	1
Pension benefits qualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	3,156	$ 3,279
Net prior service credit	0	(1)
Total	$ 3,156	$ 3,278
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.65%	4.00%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	3.98%	3.99%	4.00%
Expected return on plan assets	6.70%	6.75%	7.00%
Pension benefits nonqualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	$ 192	$ 163
Net prior service credit	0	0
Total	$ 192	$ 163
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.55%	4.00%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	3.93%	4.11%	3.60%
Other benefits [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss (gain)	$ (360)	$ (242)
Net prior service credit	(166)	(175)
Total	$ (526)	$ (417)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	3.54%	4.00%
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	4.00%	4.16%	4.00%
Expected return on plan assets	5.75%	5.75%	6.00%
Employee Benefits and Other Expenses Textual [Abstract]
Net prior service credit for other post retirement plans that will be amortized from cumulative OCI into net periodic benefit cost in the next twelve months	$ 10
Real estate, venture capital, private equity and other investments [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	10.00%
Minimum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Decrease in assumed health care cost trend, rate, projected benefit obligation	0.40%
Decrease in assumed health care cost trend, rate, periodic benefit cost	0.50%
Minimum [Member] | Equity securities [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	25.00%
Minimum [Member] | Equity securities [Member] | VEBA [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	20.00%
Minimum [Member] | Equity securities [Member] | 401(h) trust [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	40.00%
Minimum [Member] | Fixed Income Funds [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	45.00%
Minimum [Member] | Fixed Income Funds [Member] | VEBA [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	60.00%
Minimum [Member] | Fixed Income Funds [Member] | 401(h) trust [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	40.00%
Maximum [Member]
Assumed Health Care Cost Trend Rates Textuals [Abstract]
Decrease in assumed health care cost trend, rate, projected benefit obligation	0.70%
Decrease in assumed health care cost trend, rate, periodic benefit cost	0.60%
Maximum [Member] | Equity securities [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	45.00%
Maximum [Member] | Equity securities [Member] | VEBA [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	40.00%
Maximum [Member] | Equity securities [Member] | 401(h) trust [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	60.00%
Maximum [Member] | Fixed Income Funds [Member] | Cash balance plan [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	65.00%
Maximum [Member] | Fixed Income Funds [Member] | VEBA [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	80.00%
Maximum [Member] | Fixed Income Funds [Member] | 401(h) trust [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Target asset allocation	60.00%